Segments (Details 4) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue, Major Customer [Line Items]
Total revenues	$ 15,338,176	$ 16,120,797	$ 15,658,704
Operating Segments | United States and Canada
Revenue, Major Customer [Line Items]
Total revenues	2,372,700	3,314,354	3,030,249
Operating Segments | Rest of the world
Revenue, Major Customer [Line Items]
Total revenues	658,939	629,882	386,610
Operating Segments | INDIA
Revenue, Major Customer [Line Items]
Total revenues	$ 12,306,537	$ 12,176,561	$ 12,241,845